Equity	3 Months Ended
Mar. 31, 2022
Equity.
Equity

10 Equity

Common Shares

As of March 31, 2022, 27,081,557 common shares of Centogene N.V. with a nominal value of EUR 0.12 were issued and fully paid up (December 31, 2021: 22,567,971). As of March 31, 2022, the authorized but unissued common share capital amounted to EUR 6,230k (December 31, 2021: EUR 6,772k).

On January 31, 2022, pursuant to a security purchase, each signed with certain investors, the Group received EUR 15.0 million in exchange for the issuance of an aggregate of 4,479,088 common shares at a price per share of USD 3.73 (EUR 3.35).

The holders of common shares are entitled to the Company's approved dividends and other distributions as may be declared from time to time by the Company, and are entitled to a vote per share on all matters to be voted at the Company's annual general meetings.

Capital reserve

On January 31, 2022, pursuant to the above mentioned securities purchase agreement and a warrant agreement, each signed with certain investors, the Group received EUR 15.0 million in exchange for the issuance of an aggregate of 4,479,088 common shares at a price per share of USD 3.73 (EUR 3.35) and warrants initially exercisable for the purchase of up to an aggregate of 1,343,727 additional common shares at an initial exercise price per common share of USD 7.72. The warrants are exercisable immediately as of the date of issuance and will expire on December 31, 2026. The fair value of warrants issued as of January 31, 2022 was USD 3.2 million (EUR 2.8 million). There is no impact on the diluted earnings per share (EPS) since the warrants do not represent potential voting rights due to the high exercise price in comparison to current market price. The amount recognized in capital reserve for the issuance of shares considering EUR 110k of transaction costs, was EUR 14.3 million. EUR 2.8 million for the issuance of warrants was also charged against capital reserve reducing the EUR 14.3 million from the issuance of shares to EUR 11.5 million.

As of March 31, 2022, capital reserve included a share premium of EUR 118,142k (December 31, 2021: EUR 106,665k), being amounts paid in by shareholders at the issuance of shares in excess of the par value of the shares issued, net of any transaction costs incurred for the share issuance.

In addition, it also included amounts recorded in respect of share-based payments. For additional information on share-based payments, see Note 12 – Share-based payments